United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2026

Date of reporting period: October 31, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Angola - 4.1%
Foreign Corporate Obligations - 0.1%
Azule Energy Finance PLC, 8.125%, Due 1/23/2030A		$830,000	$834,155

Foreign Sovereign Obligations - 4.0%
Angola Government International Bonds,
8.250%, Due 5/9/2028B		5,432,000	5,353,725
8.000%, Due 11/26/2029A		6,463,000	6,178,657
8.750%, Due 4/14/2032B		6,066,000	5,686,710
8.750%, Due 4/14/2032A		3,475,000	3,257,718
9.875%, Due 10/15/2035A		2,907,000	2,810,318
9.375%, Due 5/8/2048B		17,579,000	15,084,097
9.125%, Due 11/26/2049B		16,593,000	13,926,246
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027B		739,286	717,154

Total Foreign Sovereign Obligations			53,014,625

Total Angola (Cost $52,238,863)			53,848,780

Argentina - 3.5%
Foreign Sovereign Obligations - 3.5%
Argentina Republic Government International Bonds,
1.000%, Due 7/9/2029		15,052,953	12,802,536
0.750%, Due 7/9/2030C		2,643,280	2,160,882
4.125%, Due 7/9/2035C		27,707,284	19,408,953
Argentina Treasury Bonds BONTE, 29.500%, Due 5/30/2030	ARS	7,180,000,000	5,709,225
Bono Del Tesoro Nacional Capitalizable en Pesos,
2.600%, Due 2/13/2026		4,500,000,000	4,155,385
2.050%, Due 1/15/2027		2,480,000,000	2,024,289

Total Foreign Sovereign Obligations			46,261,270

Total Argentina (Cost $42,083,347)			46,261,270

Armenia - 0.8%
Foreign Sovereign Obligations - 0.8%
Republic of Armenia Treasury Bonds,
7.000%, Due 4/29/2026	AMD	385,000,000	1,003,076
9.000%, Due 4/29/2026		325,000,000	854,661
8.400%, Due 4/29/2028		1,200,000,000	3,138,226
9.250%, Due 4/29/2028		2,240,000,000	5,967,595

Total Foreign Sovereign Obligations			10,963,558

Total Armenia (Cost $10,508,094)			10,963,558

Azerbaijan - 0.2% (Cost $2,921,087)
Credit-Linked Notes - 0.2%
Azerbaijan Treasury Bonds (Issuer ICBC Standard Bank PLC), 7.500%, Due 5/11/2028A	AZN	5,000,000	2,982,971

Barbados - 0.4% (Cost $4,466,276)
Foreign Sovereign Obligations - 0.4%
Barbados Government International Bonds, 8.000%, Due 6/26/2035A		$4,459,000	4,637,360

Benin - 1.4%
Foreign Sovereign Obligations - 1.4%
Benin Government International Bonds,
7.960%, Due 2/13/2038B		8,180,000	8,510,073
8.375%, Due 1/23/2041A		2,480,000	2,643,653
8.375%, Due 1/23/2041B		4,158,000	4,432,383
6.875%, Due 1/19/2052A	EUR	2,408,000	2,558,332

Total Foreign Sovereign Obligations			18,144,441

Total Benin (Cost $17,092,508)			18,144,441

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Cameroon - 0.9% (Cost $11,136,685)
Foreign Sovereign Obligations - 0.9%
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031B		$11,774,000	$11,167,231

Canada - 0.3% (Cost $4,400,975)
Foreign Corporate Obligations - 0.3%
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028A		4,444,000	4,395,560

China - 0.5% (Cost $6,521,240)
Foreign Corporate Obligations - 0.5%
Plover SARL, 9.127%, Due 1/20/2032, (3 mo. USD Term SOFR + 5.200%)A D E F		6,500,000	6,521,424

Congo - 0.2% (Cost $2,166,667)
Credit-Linked Notes - 0.2%
Democratic Republic of Congo (Issuer Tugela BV), 11.216%, Due 12/14/2027, (6 mo. USD Term SOFR + 7.000%)A D		2,166,667	2,253,767

Dominican Republic - 1.6%
Foreign Sovereign Obligations - 1.6%
Dominican Republic Central Bank Notes, 13.000%, Due 12/5/2025B	DOP	105,000,000	1,638,821
Dominican Republic International Bonds,
9.750%, Due 6/5/2026B		8,850,000	138,294
8.000%, Due 2/12/2027B		220,000,000	3,365,157
12.750%, Due 9/23/2029A		249,000,000	4,296,322
13.625%, Due 2/3/2033A		54,750,000	1,023,420
11.250%, Due 9/15/2035B		29,900,000	512,488
11.250%, Due 9/15/2035A		172,000,000	2,948,094
10.750%, Due 6/1/2036B		287,850,000	4,818,408
10.750%, Due 6/1/2036A		123,000,000	2,058,934
10.500%, Due 3/15/2037A		19,150,000	315,938

Total Foreign Sovereign Obligations			21,115,876

Total Dominican Republic (Cost $22,362,629)			21,115,876

Ecuador - 2.4%
Foreign Sovereign Obligations - 2.4%
Ecuador Government International Bonds,
6.900%, Due 7/31/2030A		$1,149,545	1,047,236
6.900%, Due 7/31/2030B		5,432,656	4,949,150
6.900%, Due 7/31/2035B		12,191,778	9,326,710
6.900%, Due 7/31/2035A		2,950,930	2,257,461
5.000%, Due 7/31/2040B C		17,798,300	12,102,844
5.000%, Due 7/31/2040A C		1,625,550	1,105,374

Total Foreign Sovereign Obligations			30,788,775

Total Ecuador (Cost $27,307,654)			30,788,775

Egypt - 3.8%
Foreign Sovereign Obligations - 3.8%
Egypt Government Bonds,
14.483%, Due 4/6/2026	EGP	6,500,000	131,249
25.318%, Due 8/13/2027		171,950,000	3,681,792
24.458%, Due 10/1/2027		182,654,000	3,892,882
15.700%, Due 11/7/2027		10,000,000	185,857
24.144%, Due 12/3/2027		468,321,000	9,988,618
Egypt Government International Bonds, 8.875%, Due 5/29/2050B		$15,867,000	15,001,104

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Egypt - 3.8% (continued)
Foreign Sovereign Obligations - 3.8% (continued)
Egypt Treasury Bills,
27.901%, Due 2/3/2026G H	EGP	114,125,000	$2,262,697
27.551%, Due 4/28/2026G H		191,875,000	3,602,765
24.741%, Due 5/19/2026G H		125,050,000	2,317,609
26.401%, Due 5/26/2026G H		207,000,000	3,820,106
26.250%, Due 6/23/2026G H		157,000,000	2,849,280
25.450%, Due 7/14/2026G H		146,175,000	2,620,541

Total Foreign Sovereign Obligations			50,354,500

Total Egypt (Cost $47,793,345)			50,354,500

El Salvador - 2.6%
Foreign Sovereign Obligations - 2.6%
El Salvador Government International Bonds,
8.250%, Due 4/10/2032B		$2,079,000	2,227,740
7.125%, Due 1/20/2050B		15,167,000	13,626,688
9.500%, Due 7/15/2052B		3,902,000	4,294,774
9.650%, Due 11/21/2054A		11,907,000	13,358,300

Total Foreign Sovereign Obligations			33,507,502

Total El Salvador (Cost $29,019,048)			33,507,502

Georgia - 0.1% (Cost $1,886,524)
Foreign Sovereign Obligations - 0.1%
Georgia Treasury Bonds, 9.375%, Due 1/18/2028	GEL	5,000,000	1,887,833

Ghana - 3.4%
Foreign Corporate Obligations - 0.2%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028A		$3,244,000	2,581,790

Foreign Sovereign Obligations - 3.2%
Ghana Government International Bonds,
Due 7/3/2026A G		380,704	369,285
5.000%, Due 7/3/2029A C		9,061,248	8,811,987
Due 1/3/2030A G		960,283	828,561
5.000%, Due 7/3/2035A C		16,583,070	14,271,389
Republic of Ghana Government Bonds,
19.000%, Due 11/2/2026	GHS	47,576,000	4,108,486
19.250%, Due 1/18/2027		19,750,000	1,642,414
8.500%, Due 2/15/2028, Cash (5.000%) or PIK (in-kind rate 3.500%)		28,000,000	2,189,135
10.000%, Due 8/15/2028		4,000,000	301,161
8.950%, Due 2/11/2031, Cash (5.000%) or PIK (in-kind rate 3.950%)		40,400,000	2,742,457
9.100%, Due 2/10/2032, Cash (5.000%) or PIK (in-kind rate 4.100%)		41,100,000	2,702,926
9.250%, Due 2/8/2033, Cash (5.000%) or PIK (in-kind rate 4.250%)		32,000,000	2,051,487
9.400%, Due 2/7/2034, Cash (5.000%) or PIK (in-kind rate 4.400%)		5,400,000	339,390
9.700%, Due 2/5/2036, Cash (5.000%) or PIK (in-kind rate 4.700%)		20,000,000	1,225,878

Total Foreign Sovereign Obligations			41,584,556

Total Ghana (Cost $45,979,034)			44,166,346

Iraq - 0.7% (Cost $8,599,490)
Foreign Sovereign Obligations - 0.7%
Iraq International Bonds, 5.800%, Due 1/15/2028B		$8,881,563	8,850,092

Ivory Coast - 3.6%
Credit-Linked Notes - 0.1%
Republic of Cote d’Ivoire (Issuer Zambezi BV), 6.000%, Due 8/2/2026A	XOF	666,666,666	1,171,586

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Ivory Coast - 3.6% (continued)
Foreign Sovereign Obligations - 3.5%
Ivory Coast Government International Bonds,
4.875%, Due 1/30/2032B	EUR	4,591,000	$5,117,120
8.075%, Due 4/1/2036B		$1,943,000	2,045,861
8.250%, Due 1/30/2037B		6,706,000	7,122,452
6.875%, Due 10/17/2040B	EUR	6,110,000	6,843,435
6.625%, Due 3/22/2048B		17,601,000	18,186,039
Republic of Cote d’Ivoire,
6.875%, Due 4/1/2028A	XOF	2,500,000,000	4,356,337
6.875%, Due 4/1/2028B		1,500,000,000	2,613,802

Total Foreign Sovereign Obligations			46,285,046

Total Ivory Coast (Cost $43,738,586)			47,456,632

Jamaica - 0.4%
Foreign Corporate Obligations - 0.1%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, Due 8/1/2032A		$1,451,000	1,444,464

Foreign Sovereign Obligations - 0.3%
Jamaica Government International Bonds, 9.625%, Due 11/3/2030	JMD	500,000,000	3,294,392

Total Jamaica (Cost $4,734,802)			4,738,856

Kazakhstan - 3.1%
Foreign Sovereign Obligations - 3.1%
Kazakhstan Government Bonds,
10.670%, Due 1/21/2026	KZT	500,000,000	928,066
10.500%, Due 8/4/2026		500,000,000	890,296
5.500%, Due 8/18/2026		1,100,000,000	1,887,794
13.900%, Due 9/16/2026		1,830,000,000	3,322,444
9.000%, Due 3/6/2027		1,160,000,000	1,958,454
10.400%, Due 5/19/2027		1,130,000,000	1,918,148
9.000%, Due 7/3/2027		2,574,580,000	4,254,442
5.490%, Due 9/18/2027		924,000,000	1,416,335
15.350%, Due 11/18/2027		2,260,444,000	4,068,007
10.400%, Due 4/12/2028		970,000,000	1,566,842
5.000%, Due 4/18/2028		2,650,000,000	3,782,434
10.470%, Due 10/27/2028		1,800,000,000	2,840,684
15.300%, Due 3/3/2029		1,176,866,000	2,073,763
10.550%, Due 7/28/2029		2,300,000,000	3,510,667
17.010%, Due 8/7/2029		1,200,000,000	2,206,516
7.680%, Due 8/13/2029		1,894,390,000	2,623,639
12.000%, Due 3/7/2030		165,000,000	258,533
5.500%, Due 4/24/2032		800,000,000	834,035
10.120%, Due 2/17/2034		400,000,000	522,239

Total Foreign Sovereign Obligations			40,863,338

Total Kazakhstan (Cost $46,598,685)			40,863,338

Kenya - 5.1%
Foreign Sovereign Obligations - 5.1%
Republic of Kenya Government International Bonds,
9.750%, Due 2/16/2031B		$4,371,000	4,691,104
8.000%, Due 5/22/2032B		3,253,000	3,256,900
6.300%, Due 1/23/2034B		1,148,000	1,016,499
9.500%, Due 3/5/2036A		14,143,000	14,472,123
9.500%, Due 3/5/2036B		1,560,000	1,596,303

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Kenya - 5.1% (continued)
Foreign Sovereign Obligations - 5.1% (continued)
Republic of Kenya Infrastructure Bonds,
10.200%, Due 5/25/2026	KES	15,500,000	$119,635
11.000%, Due 10/12/2026		43,467,948	331,868
10.850%, Due 4/2/2029		12,250,000	91,028
18.461%, Due 8/9/2032		2,602,800,000	24,378,917
12.500%, Due 1/10/2033		485,000,000	3,731,268
11.750%, Due 10/8/2035		112,000,000	817,997
13.938%, Due 10/27/2036		250,000,000	2,019,314
12.257%, Due 1/5/2037		152,000,000	1,131,788
14.399%, Due 2/20/2040		300,000,000	2,478,029
12.965%, Due 1/28/2041		828,000,000	6,409,056

Total Foreign Sovereign Obligations			66,541,829

Total Kenya (Cost $63,022,360)			66,541,829

Kyrgyzstan - 2.9%
Credit-Linked Notes - 1.3%
Republic of Kyrgyzstan (Issuer Aurora Australis BV),
7.000%, Due 3/8/2032A	KGS	190,000,000	1,593,219
7.000%, Due 3/19/2032A		55,000,000	460,503
Republic of Kyrgyzstan (Issuer Rufiji BV), 6.000%, Due 10/24/2030A		200,000,000	1,691,710
Republic of Kyrgyzstan (Issuer Tugela BV),
12.250%, Due 9/13/2027A		220,000,000	2,562,264
12.000%, Due 2/7/2028A		95,000,000	1,093,614
6.000%, Due 9/13/2029A		305,000,000	2,838,296
7.000%, Due 9/20/2032A		600,000,000	4,931,046
Republic of Kyrgyzstan (Issuer Zambezi BV), 10.000%, Due 4/13/2028A		180,000,000	1,979,485

Total Credit-Linked Notes			17,150,137

Foreign Sovereign Obligations - 1.6%
Kyrgyz Republic International Bonds,
7.750%, Due 6/3/2030A		$18,152,000	18,271,271
7.750%, Due 6/3/2030B		2,000,000	2,013,141

Total Foreign Sovereign Obligations			20,284,412

Total Kyrgyzstan (Cost $37,957,468)			37,434,549

Lebanon - 1.2%
Foreign Sovereign Obligations - 1.2%
Lebanon Government International Bonds,
Due 3/20/2028B G I		12,312,000	2,807,136
Due 5/17/2033B G I		27,552,000	6,265,328
Due 5/17/2034B G I		19,037,000	4,359,149
Due 3/23/2037B G I		9,305,000	2,114,596

Total Foreign Sovereign Obligations			15,546,209

Total Lebanon (Cost $13,231,417)			15,546,209

Malawi - 0.6%
Credit-Linked Notes - 0.6%
CDH Investment Bank (Issuer Tugela BV),
13.500%, Due 1/4/2027A		1,500,000	1,535,250
Due 4/30/2027A G		200,000	165,560

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Malawi - 0.6% (continued)
Credit-Linked Notes - 0.6% (continued)
Republic of Malawi (Issuer Tugela BV),
12.000%, Due 12/19/2025A		$825,000	$911,955
18.500%, Due 8/15/2026A		2,700,000	1,263,330
15.000%, Due 8/19/2026A		1,000,000	998,700
13.500%, Due 9/17/2026A		1,989,120	2,163,765
12.500%, Due 6/2/2027A		800,000	493,680
13.500%, Due 6/18/2027A		700,000	302,680
13.000%, Due 8/20/2027A		500,000	267,650
13.500%, Due 9/3/2027A		650,000	279,305

Total Credit-Linked Notes			8,381,875

Total Malawi (Cost $10,703,722)			8,381,875

Mauritius - 0.2% (Cost $2,410,185)
Foreign Corporate Obligations - 0.2%
Axian Telecom Holding & Management PLC, 7.250%, Due 7/11/2030A		2,422,000	2,447,830

Mongolia - 1.2%
Credit-Linked Notes - 1.2%
Development Bank of Mongolia (Issuer Rufiji BV), Due 10/24/2031A G J	MNT	18,900,000,000	5,272,631
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027A		27,500,000,000	8,340,365
Republic of Mongolia (Issuer Aurora Australis BV), 10.000%, Due 11/25/2031A J		8,000,000,000	2,342,523

Total Credit-Linked Notes			15,955,519

Total Mongolia (Cost $15,957,306)			15,955,519

Mozambique - 2.8%
Credit-Linked Notes - 1.2%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
17.000%, Due 5/11/2025E F	MZN	100,000,000	1,564,823
14.500%, Due 11/13/2025		40,000,000	653,814
14.500%, Due 2/11/2027J		46,752,000	768,443
19.000%, Due 5/12/2028A		51,000,000	822,720
18.000%, Due 1/15/2029A		130,000,000	2,143,835
17.000%, Due 5/24/2029B		188,500,000	3,253,008
14.250%, Due 3/14/2030B		199,521,000	3,202,264
14.050%, Due 9/12/2030B		215,000,000	3,447,570

Total Credit-Linked Notes			15,856,477

Foreign Sovereign Obligations - 1.6%
Mozambique International Bonds,
9.000%, Due 9/15/2031B		$21,213,000	18,352,079
9.000%, Due 9/15/2031A		2,353,000	2,035,659

Total Foreign Sovereign Obligations			20,387,738

Total Mozambique (Cost $35,620,822)			36,244,215

Netherlands - 0.8%
Foreign Corporate Obligations - 0.2%
Zambezi BV, 11.500%, Due 6/22/2035A	PYG	13,500,000,000	2,031,999

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Netherlands - 0.8% (continued)
Foreign Sovereign Obligations - 0.6%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV,
12.000%, Due 8/21/2026B		$600,000	$721,333
12.000%, Due 12/15/2026B		2,600,000	3,369,865
12.000%, Due 1/21/2027B		1,600,000	2,055,864
10.350%, Due 10/20/2027B	MNT	6,000,000,000	1,654,135

Total Foreign Sovereign Obligations			7,801,197

Total Netherlands (Cost $8,336,808)			9,833,196

Nigeria - 4.3%
Credit-Linked Notes - 0.8%
Federal Republic of Nigeria (Issuer ICBC Standard Bank PLC),
Due 11/6/2025B G	NGN	4,424,651,000	3,070,090
Due 2/5/2026B G		9,471,580,000	6,214,613
Due 4/9/2026B G		1,308,000,000	829,069
Due 7/9/2026A G		1,364,000,000	827,491

Total Credit-Linked Notes			10,941,263

Foreign Corporate Obligations - 0.4%
Access Bank PLC, 6.125%, Due 9/21/2026A		$1,207,000	1,195,665
IHS Holding Ltd., 7.875%, Due 5/29/2030A		1,642,000	1,674,953
United Bank for Africa PLC, 6.750%, Due 11/19/2026A		1,984,000	1,985,190

Total Foreign Corporate Obligations			4,855,808

Foreign Sovereign Obligations - 3.1%
Nigeria Government Bonds,
12.500%, Due 1/22/2026	NGN	856,000,000	585,839
16.288%, Due 3/17/2027		290,000,000	195,881
18.500%, Due 2/21/2031		1,230,000,000	937,055
22.600%, Due 1/29/2035		630,000,000	587,069
Nigeria Government International Bonds,
6.125%, Due 9/28/2028B		$1,926,000	1,889,556
8.375%, Due 3/24/2029B		3,454,000	3,584,554
7.875%, Due 2/16/2032B		4,138,000	4,146,995
8.250%, Due 9/28/2051B		3,609,000	3,343,818
Nigeria OMO Bills,
26.996%, Due 12/30/2025G H	NGN	2,400,000,000	1,618,765
26.683%, Due 1/6/2026G H		11,800,000,000	7,926,814
24.349%, Due 2/3/2026G H		1,883,827,000	1,246,572
20.096%, Due 3/10/2026G H		2,500,000,000	1,621,959
27.073%, Due 4/7/2026G H		10,923,000,000	6,984,891
24.229%, Due 6/2/2026G H		2,000,000,000	1,241,654
21.741%, Due 7/7/2026G H		7,500,000,000	4,577,657

Total Foreign Sovereign Obligations			40,489,079

Total Nigeria (Cost $54,286,807)			56,286,150

Pakistan - 2.6%
Foreign Corporate Obligations - 0.1%
Veon Midco BV, 9.000%, Due 7/15/2029A		$1,532,000	1,592,426

Foreign Sovereign Obligations - 2.5%
Pakistan Government International Bonds,
6.875%, Due 12/5/2027B		7,203,000	7,193,666
7.375%, Due 4/8/2031B		5,380,000	5,313,518
8.875%, Due 4/8/2051B		2,075,000	1,981,008

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Pakistan - 2.6% (continued)
Foreign Sovereign Obligations - 2.5% (continued)
Pakistan Investment Bonds,
12.000%, Due 1/16/2028	PKR	1,000,000,000	$3,591,106
14.000%, Due 9/20/2029		2,228,500,000	8,514,236
Pakistan Treasury Bills, 11.098%, Due 10/15/2026G H		2,000,000,000	6,423,056

Total Foreign Sovereign Obligations			33,016,590

Total Pakistan (Cost $33,886,654)			34,609,016

Papua New Guinea - 0.7% (Cost $8,319,264)
Foreign Sovereign Obligations - 0.7%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028B		$8,326,000	8,587,520

Paraguay - 1.0%
Credit-Linked Notes - 0.3%
Municipalidad de Asuncion (Issuer Tugela BV), 12.000%, Due 11/22/2032A	PYG	16,600,000,000	2,588,427
Republic of Paraguay (Issuer Tugela BV), 9.850%, Due 2/14/2031A		13,700,000,000	1,968,669

Total Credit-Linked Notes			4,557,096

Foreign Sovereign Obligations - 0.7%
Paraguay Government International Bonds,
7.900%, Due 2/9/2031B		26,400,000,000	3,515,631
7.900%, Due 2/9/2031A		23,803,000,000	3,169,795
8.500%, Due 3/4/2035A		17,711,000,000	2,371,707

Total Foreign Sovereign Obligations			9,057,133

Total Paraguay (Cost $13,499,192)			13,614,229

Rwanda - 0.2% (Cost $2,512,370)
Foreign Sovereign Obligations - 0.2%
Rwanda International Government Bonds, 5.500%, Due 8/9/2031B		$2,790,000	2,530,355

Senegal - 1.8%
Foreign Sovereign Obligations - 1.8%
Senegal Government International Bonds,
4.750%, Due 3/13/2028B	EUR	6,190,000	6,035,798
7.750%, Due 6/10/2031B		$2,600,000	2,047,653
6.250%, Due 5/23/2033B		1,200,000	857,895
5.375%, Due 6/8/2037B	EUR	11,100,000	8,345,260
6.750%, Due 3/13/2048B		$9,350,000	5,975,385

Total Foreign Sovereign Obligations			23,261,991

Total Senegal (Cost $24,252,044)			23,261,991

South Africa - 0.0% (Cost $547,000)
Foreign Corporate Obligations - 0.0%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026A		547,000	486,488

Sri Lanka - 2.6%
Foreign Sovereign Obligations - 2.6%
Sri Lanka Government Bonds,
10.750%, Due 3/15/2028	LKR	300,000,000	1,020,426
9.000%, Due 5/1/2028		661,000,000	2,167,354
11.000%, Due 5/15/2030		1,195,000,000	4,112,736
11.500%, Due 12/15/2032		1,928,000,000	6,665,955
9.000%, Due 11/1/2033		1,501,000,000	4,499,253

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Sri Lanka - 2.6% (continued)
Foreign Sovereign Obligations - 2.6% (continued)
Sri Lanka Government International Bonds,
4.000%, Due 4/15/2028A		$873,485	$837,454
3.100%, Due 1/15/2030A C		917,288	863,397
3.600%, Due 6/15/2035B C		3,500,000	2,708,929
3.600%, Due 5/15/2036B C		2,000,000	1,824,676
3.600%, Due 5/15/2036A C		843,172	769,258
3.600%, Due 2/15/2038B C		5,500,000	5,073,725
3.600%, Due 2/15/2038A C		3,687,053	3,401,290

Total Foreign Sovereign Obligations			33,944,453

Total Sri Lanka (Cost $31,776,591)			33,944,453

Supranational - 2.4%
Foreign Sovereign Obligations - 2.4%
Asian Development Bank,
8.400%, Due 4/15/2028	GEL	4,000,000	1,464,531
10.300%, Due 9/4/2028	MNT	19,000,000,000	5,238,481
10.000%, Due 4/12/2030		7,000,000,000	1,930,867
European Bank for Reconstruction & Development,
7.400%, Due 12/7/2025	VND	29,495,000,000	1,114,685
20.000%, Due 8/20/2026		$4,300,000	4,279,450
11.500%, Due 9/25/2026B		700,000	716,737
11.850%, Due 2/18/2027B		1,000,000	1,271,268
11.250%, Due 9/10/2027B		1,500,000	1,541,880
International Finance Corp.,
6.750%, Due 7/30/2026B	AZN	4,100,000	2,439,428
6.000%, Due 1/15/2027		2,013,480	1,178,146
15.000%, Due 2/5/2027	UZS	3,100,000,000	263,269
7.800%, Due 9/8/2027B	AZN	7,500,000	4,673,793
9.200%, Due 11/29/2027	MNT	4,300,000,000	1,142,678
17.500%, Due 7/19/2028	UZS	18,000,000,000	1,616,568
8.900%, Due 10/20/2028	DOP	120,000,000	1,898,223
7.550%, Due 12/15/2028	AZN	1,799,000	1,012,975

Total Foreign Sovereign Obligations			31,782,979

Total Supranational (Cost $31,435,089)			31,782,979

Suriname - 3.3%
Foreign Sovereign Obligations - 3.3%
Suriname Government International Bonds,
7.700%, Due 11/6/2030A		$1,400,000	1,382,962
7.950%, Due 7/15/2033, Cash (4.950%) or PIK (in-kind rate 3.000%)B		19,610,900	19,512,845
8.500%, Due 11/6/2035A		22,242,000	22,837,260

Total Foreign Sovereign Obligations			43,733,067

Total Suriname (Cost $42,671,975)			43,733,067

Tajikistan - 0.2% (Cost $2,928,055)
Foreign Sovereign Obligations - 0.2%
Republic of Tajikistan International Bonds, 7.125%, Due 9/14/2027B		3,004,667	3,013,365

Togo - 0.2%
Foreign Corporate Obligations - 0.2%
Ecobank Transnational, Inc.,
10.125%, Due 10/15/2029A		1,457,000	1,583,300
8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)A D		847,000	857,587

Total Foreign Corporate Obligations			2,440,887

Total Togo (Cost $2,357,157)			2,440,887

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Trinidad and Tobago - 0.2% (Cost $2,673,218)
Foreign Corporate Obligations - 0.2%
Heritage Petroleum Co. Ltd., 9.000%, Due 8/12/2029A		$2,624,000	$2,690,912

Tunisia - 0.8%
Foreign Sovereign Obligations - 0.8%
Tunisian Republic,
6.375%, Due 7/15/2026A	EUR	100,000	114,624
6.375%, Due 7/15/2026B		9,597,000	11,000,424

Total Foreign Sovereign Obligations			11,115,048

Total Tunisia (Cost $10,079,247)			11,115,048

Uganda - 3.3%
Foreign Sovereign Obligations - 3.3%
Republic of Uganda Government Bonds,
19.500%, Due 12/18/2025	UGX	6,400,000,000	1,857,945
16.000%, Due 5/6/2027		2,500,000,000	724,898
14.250%, Due 8/23/2029		6,100,000,000	1,671,942
16.000%, Due 11/14/2030		6,940,000,000	1,986,813
17.000%, Due 4/3/2031		3,460,000,000	1,021,531
16.375%, Due 3/4/2032		3,836,900,000	1,104,025
15.000%, Due 5/20/2032		2,600,000,000	703,895
14.375%, Due 2/3/2033		13,778,000,000	3,593,074
14.250%, Due 6/22/2034		51,741,800,000	13,130,550
16.250%, Due 11/8/2035		37,308,300,000	10,351,567
15.000%, Due 6/18/2043		26,573,000,000	6,509,306

Total Foreign Sovereign Obligations			42,655,546

Total Uganda (Cost $41,759,331)			42,655,546

Ukraine - 1.3%
Foreign Sovereign Obligations - 1.3%
Ukraine Government International Bonds,
Due 2/1/2030B C G		$205,404	107,925
3.000%, Due 2/1/2034B C		767,563	317,940
4.500%, Due 2/1/2034B C		757,900	424,614
3.000%, Due 2/1/2035B C		15,614,145	7,945,616
4.500%, Due 2/1/2035B C		12,707,066	7,048,618
3.000%, Due 2/1/2036B C		540,538	274,951
4.500%, Due 2/1/2036B C		1,313,747	721,381

Total Foreign Sovereign Obligations			16,841,045

Total Ukraine (Cost $17,265,265)			16,841,045

United Kingdom - 0.1% (Cost $1,152,281)
Foreign Corporate Obligations - 0.1%
ICBC Standard Bank PLC, 13.000%, Due 1/29/2031B	ZMW	30,600,000	1,321,185

United Republic of Tanzania - 0.2% (Cost $2,775,385)
Foreign Corporate Obligations - 0.2%
HTA Group Ltd., 7.500%, Due 6/4/2029A		$2,772,000	2,874,331

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
United States - 5.9%
Corporate Obligations - 5.9%
Citigroup Global Markets Holdings, Inc.,
Due 12/4/2025A G	NGN	4,161,110,637	$2,856,841
Due 12/4/2025, Series ETMNA G		6,369,442,550	4,372,988
Due 1/22/2026A G	EGP	310,000,000	6,197,769
12.500%, Due 1/26/2026B	NGN	1,060,000,000	736,257
Due 1/29/2026A G	EGP	55,000,000	1,094,353
Due 2/10/2026A G	NGN	8,900,000,000	5,952,109
Due 2/12/2026A G		2,852,460,000	1,875,031
12.000%, Due 4/8/2026A	BDT	76,000,000	625,210
12.300%, Due 6/9/2026A		446,700,000	3,693,024
Due 7/9/2026A G	NGN	7,905,204,559	4,832,103
9.250%, Due 10/27/2026A	DOP	77,000,000	1,182,480
11.000%, Due 9/25/2027A		200,000,000	3,088,778
9.350%, Due 7/31/2028A	GEL	6,500,000	2,370,893
12.400%, Due 5/17/2029A	BDT	137,313,000	1,203,669
22.000%, Due 6/11/2029A	ZMW	50,900,000	2,672,044
20.740%, Due 11/27/2029		65,000,000	3,350,864
18.500%, Due 2/25/2031A	NGN	5,219,438,057	3,990,631
13.000%, Due 8/23/2033A	ZMW	53,000,000	2,001,811
JPMorgan Chase Bank NA,
Due 1/22/2026A G	EGP	190,000,000	3,786,325
Due 8/27/2026A G		295,000,000	5,155,069
16.250%, Due 10/23/2026A	UZS	13,500,000,000	1,136,488
18.350%, Due 7/23/2027A		7,600,000,000	721,387
24.300%, Due 8/18/2027A	EGP	106,000,000	2,287,482
25.318%, Due 8/18/2027A		131,125,000	2,829,680
22.576%, Due 1/11/2028A		80,500,000	1,719,571
22.576%, Due 1/11/2028, Series EMNTA		80,000,000	1,708,891
21.954%, Due 3/7/2028A		80,000,000	1,691,973
8.750%, Due 3/17/2028A	AZN	2,900,000	1,718,061
Morgan Stanley Finance LLC, 12.150%, Due 12/15/2026A	TZS	6,500,000,000	2,625,225

Total Corporate Obligations			77,477,007

Total United States (Cost $75,250,983)			77,477,007

Uruguay - 1.8%
Foreign Sovereign Obligations - 1.8%
Uruguay Government International Bonds,
8.500%, Due 3/15/2028B	UYU	215,000,000	5,471,653
9.750%, Due 7/20/2033		136,700,000	3,791,526
3.875%, Due 7/2/2040K		394,263,884	10,557,549
3.400%, Due 5/16/2045K		123,974,220	3,152,767

Total Foreign Sovereign Obligations			22,973,495

Total Uruguay (Cost $21,253,542)			22,973,495

Uzbekistan - 3.2%
Credit-Linked Notes - 0.3%
Republic of Uzbekistan (Issuer ICBC Standard Bank PLC),
15.000%, Due 10/3/2028A	UZS	38,000,000,000	3,213,595
16.000%, Due 1/23/2029A		13,125,000,000	1,134,733

Total Credit-Linked Notes			4,348,328

Foreign Corporate Obligations - 0.4%
Navoi Mining & Metallurgical Combinat, 6.950%, Due 10/17/2031A		$1,979,000	2,118,713
Uzbekneftegaz JSC,
4.750%, Due 11/16/2028A		211,000	200,136
8.750%, Due 5/7/2030A		2,046,000	2,181,061

Total Foreign Corporate Obligations			4,499,910

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Uzbekistan - 3.2% (continued)
Foreign Sovereign Obligations - 2.5%
Republic of Uzbekistan International Bonds,
16.250%, Due 10/12/2026B	UZS	116,570,000,000	$9,988,808
16.250%, Due 10/12/2026A		62,860,000,000	5,386,433
16.625%, Due 5/29/2027A		53,850,000,000	4,605,416
15.500%, Due 2/25/2028A		111,860,000,000	9,616,142
15.500%, Due 2/25/2028B		37,000,000,000	3,180,737

Total Foreign Sovereign Obligations			32,777,536

Total Uzbekistan (Cost $38,907,102)			41,625,774

Venezuela - 1.0%
Foreign Corporate Obligations - 0.3%
Petroleos de Venezuela SA,
Due 5/16/2024B I		$1,250,000	276,250
Due 11/15/2026B I		16,957,239	3,747,550

Total Foreign Corporate Obligations			4,023,800

Foreign Sovereign Obligations - 0.7%
Venezuela Government International Bonds,
Due 10/21/2026B G I		4,481,500	1,326,524
Due 9/15/2027G I		3,700,000	1,128,870
Due 5/7/2028B G I		12,671,400	3,580,938
Due 8/5/2031B G I		8,054,300	2,336,552
Due 4/21/2049B G I		2,256,000	575,505

Total Foreign Sovereign Obligations			8,948,389

Total Venezuela (Cost $14,765,406)			12,972,189

Zambia - 4.0%
Credit-Linked Notes - 0.5%
Republic of Zambia (Issuer ICBC Standard Bank PLC),
11.000%, Due 1/27/2026A	ZMW	67,522,376	2,942,477
13.000%, Due 8/23/2033A		94,500,000	3,742,957

Total Credit-Linked Notes			6,685,434

Foreign Corporate Obligations - 0.1%
First Quantum Minerals Ltd.,
8.625%, Due 6/1/2031A		$499,000	522,601
8.000%, Due 3/1/2033A		234,000	248,691
7.250%, Due 2/15/2034A		412,000	427,867

Total Foreign Corporate Obligations			1,199,159

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount		Fair Value
Zambia - 4.0% (continued)
Foreign Sovereign Obligations - 3.4%
Zambia Government Bonds,
11.000%, Due 1/25/2026	ZMW	114,100,000	$5,114,348
12.000%, Due 6/17/2026		12,000,000	537,760
15.000%, Due 8/18/2026		12,000,000	545,064
10.000%, Due 8/21/2026		20,700,000	906,648
13.000%, Due 8/29/2026		64,500,000	2,884,446
13.000%, Due 12/18/2027		24,795,000	1,081,691
12.000%, Due 5/31/2028		42,800,000	1,790,638
13.000%, Due 12/17/2028		30,000,000	1,251,259
13.000%, Due 7/27/2030		8,000,000	317,725
18.000%, Due 8/18/2030		20,000,000	937,100
13.000%, Due 1/25/2031		84,800,000	3,322,615
18.490%, Due 6/23/2032		37,000,000	1,730,006
18.490%, Due 8/18/2032		24,000,000	1,124,869
18.500%, Due 9/29/2032		51,000,000	2,395,809
13.000%, Due 6/26/2033		9,000,000	334,457
22.490%, Due 2/17/2035		10,000,000	513,917
21.480%, Due 3/17/2035		26,000,000	1,324,132
Zambia Government International Bonds,
5.750%, Due 6/30/2033B C		$8,730,960	8,381,987
0.500%, Due 12/31/2053B		14,731,461	10,283,856

Total Foreign Sovereign Obligations			44,778,327

Total Zambia (Cost $50,401,365)			52,662,920

		Shares
SHORT-TERM INVESTMENTS - 9.2% (Cost $120,575,793)
Investment Companies - 9.2%
American Beacon U.S. Government Money Market Select Fund, 4.02%L M		120,575,793	120,575,793

TOTAL INVESTMENTS - 99.1% (Cost $1,264,126,743)			1,297,367,079
OTHER ASSETS, NET OF LIABILITIES - 0.9%			11,285,349

TOTAL NET ASSETS - 100.0%			$1,308,652,428

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $350,837,255 or 26.8% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2025. The maturity date disclosed represents the final maturity date.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2025.

E	Value was determined using significant unobservable inputs.
F

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $8,086,247 or 0.6% of net assets.

G	Zero coupon bond.
H	Coupon represents a weighted average yield to maturity.
I	Default Security. At period end, the amount of securities in default was $28,518,398 or 2.2% of net assets.
J	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
K	Inflation-Indexed Note.
L	7-day yield.
M	The Fund is affiliated by having the same investment advisor.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

OMO - Open Market Operation.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,109,546	EUR	1,098,667	1/13/2026	DUB	$10,879	$—	$10,879
USD	626,174	EUR	617,781	1/13/2026	MLI	8,393	—	8,393
USD	1,138,894	EUR	1,116,582	1/13/2026	MLI	22,312	—	22,312
USD	1,564,222	EUR	1,543,901	1/13/2026	MLI	20,321	—	20,321
USD	35,584,783	EUR	35,215,332	12/4/2025	SCB	369,451	—	369,451
USD	2,322,812	EUR	2,309,202	12/4/2025	SSB	13,610	—	13,610
USD	24,522,240	EUR	24,015,843	1/13/2026	UAG	506,397	—	506,397

						$951,363	$—	$951,363

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

DUB	Deutsche Bank
MLI	Merrill Lynch International
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UAG	UBS AG

Currency Abbreviations:

AMD	Armenian Dram
ARS	Argentina Peso
AZN	Azerbaijan Manat
BDT	Bangladeshi Taka
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
JMD	Jamaican Dollar
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MNT	Mongolia Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan Guarani
TZS	Tanzanian shilling
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguan Peso
UZS	Uzbekistani Som
VND	Vietnamese Dong
XOF	West African Communaute Financiere Africaine Franc
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2025, the investments were classified as described below:

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Azerbaijan	$—	$2,982,971	$—	$2,982,971
Congo	—	2,253,767	—	2,253,767
Ivory Coast	—	1,171,586	—	1,171,586
Kyrgyzstan	—	17,150,137	—	17,150,137
Malawi	—	8,381,875	—	8,381,875
Mongolia	—	15,955,519	—	15,955,519
Mozambique	—	14,291,654	1,564,823	15,856,477
Nigeria	—	10,941,263	—	10,941,263
Paraguay	—	4,557,096	—	4,557,096
Uzbekistan	—	4,348,328	—	4,348,328
Zambia	—	6,685,434	—	6,685,434
Foreign Sovereign Obligations
Angola	—	53,014,625	—	53,014,625
Argentina	—	46,261,270	—	46,261,270
Armenia	—	10,963,558	—	10,963,558
Barbados	—	4,637,360	—	4,637,360
Benin	—	18,144,441	—	18,144,441
Cameroon	—	11,167,231	—	11,167,231
Dominican Republic	—	21,115,876	—	21,115,876
Ecuador	—	30,788,775	—	30,788,775
Egypt	—	50,354,500	—	50,354,500
El Salvador	—	33,507,502	—	33,507,502
Georgia	—	1,887,833	—	1,887,833
Ghana	—	41,584,556	—	41,584,556
Iraq	—	8,850,092	—	8,850,092
Ivory Coast	—	46,285,046	—	46,285,046
Jamaica	—	3,294,392	—	3,294,392
Kazakhstan	—	40,863,338	—	40,863,338
Kenya	—	66,541,829	—	66,541,829
Kyrgyzstan	—	20,284,412	—	20,284,412
Lebanon	—	15,546,209	—	15,546,209
Mozambique	—	20,387,738	—	20,387,738
Netherlands	—	7,801,197	—	7,801,197
Nigeria	—	40,489,079	—	40,489,079
Pakistan	—	33,016,590	—	33,016,590
Papua New Guinea	—	8,587,520	—	8,587,520
Paraguay	—	9,057,133	—	9,057,133
Rwanda	—	2,530,355	—	2,530,355
Senegal	—	23,261,991	—	23,261,991
Sri Lanka	—	33,944,453	—	33,944,453
Supranational	—	31,782,979	—	31,782,979
Suriname	—	43,733,067	—	43,733,067
Tajikistan	—	3,013,365	—	3,013,365
Tunisia	—	11,115,048	—	11,115,048
Uganda	—	42,655,546	—	42,655,546
Ukraine	—	16,841,045	—	16,841,045
Uruguay	—	22,973,495	—	22,973,495
Uzbekistan	—	32,777,536	—	32,777,536
Venezuela	—	8,948,389	—	8,948,389
Zambia	—	44,778,327	—	44,778,327
Foreign Corporate Obligations
Angola	—	834,155	—	834,155
Canada	—	4,395,560	—	4,395,560
China	—	—	6,521,424	6,521,424
Ghana	—	2,581,790	—	2,581,790
Jamaica	—	1,444,464	—	1,444,464
Mauritius	—	2,447,830	—	2,447,830
Netherlands	—	2,031,999	—	2,031,999
Nigeria	—	4,855,808	—	4,855,808
Pakistan	—	1,592,426	—	1,592,426
South Africa	—	486,488	—	486,488
Togo	—	2,440,887	—	2,440,887
Trinidad and Tobago	—	2,690,912	—	2,690,912

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Foreign Corporate Obligations (continued)
United Kingdom	$—	$1,321,185	$—	$1,321,185
United Republic of Tanzania	—	2,874,331	—	2,874,331
Uzbekistan	—	4,499,910	—	4,499,910
Venezuela	—	4,023,800	—	4,023,800
Zambia	—	1,199,159	—	1,199,159
Corporate Obligations
United States	—	77,477,007	—	77,477,007
Short-Term Investments	120,575,793	—	—	120,575,793

Total Investments in Securities - Assets	$120,575,793	$1,168,705,039	$8,086,247	$1,297,367,079

Financial Derivative Instruments - Assets	—	—	—	—
Forward Foreign Currency Contracts	$—	$951,363	$—	$951,363

Total Financial Derivative Instruments - Assets	$—	$951,363	$—	$951,363

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2025, there were $1,564,823 material transfers into Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2025	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2025	Unrealized Appreciation (Depreciation) at Period End*
Credit-Linked Notes	$4,977,340	$—	$5,200,082	$94,845	$69,435	$58,462	$1,564,823	$—	$1,564,823	$(35,289)
Foreign Corporate Obligations	1,249,573	6,521,424	1,236,568	44,252	(379,694)	322,437	—	—	6,521,424	184

	$6,226,913	$6,521,424	$6,436,650	$139,097	$(310,259)	$380,899	$1,564,823	$—	$8,086,247	$(35,105)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended October 31, 2025, one credit-linked note and one foreign corporate obligation were fair valued at $8,086,247 by the Fair Value Committee, and has been classified as Level 3 due to the lack of pricing. The Level 3 investments fair value is based on unobservable inputs that are not developed by the Manager such as investments for which fair value is determined by recent pricing obtained from brokers.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.0%
Basic Materials - 0.1%
Chemicals - 0.1%
Solstice Advanced Materials, Inc., 5.625%, Due 9/30/2033A	$6,000	$6,005

Communications - 1.9%
Internet - 0.5%
Cogent Communications Group LLC/Cogent Finance, Inc.,
7.000%, Due 6/15/2027A	3,000	2,993
6.500%, Due 7/1/2032A	17,000	16,234
Match Group Holdings II LLC, 6.125%, Due 9/15/2033A	9,000	9,060
Meta Platforms, Inc.,
4.550%, Due 8/15/2031	5,000	5,075
5.500%, Due 11/15/2045	10,000	9,914

		43,276

Media - 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.250%, Due 2/1/2031A	9,000	8,146
4.250%, Due 1/15/2034A	7,000	5,878
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, Due 6/1/2034	15,000	15,786
Comcast Corp., 3.999%, Due 11/1/2049	15,000	11,343
Gray Media, Inc.,
10.500%, Due 7/15/2029A	5,000	5,388
9.625%, Due 7/15/2032A	3,000	3,015
Sirius XM Radio LLC,
4.000%, Due 7/15/2028A	13,000	12,635
3.875%, Due 9/1/2031A	5,000	4,536

		66,727

Telecommunications - 0.6%
AT&T, Inc.,
4.900%, Due 11/1/2035	15,000	14,786
3.650%, Due 6/1/2051	15,000	10,780
T-Mobile USA, Inc., 3.375%, Due 4/15/2029	15,000	14,580
Verizon Communications, Inc., 2.355%, Due 3/15/2032	15,000	13,116
WULF Compute LLC, 7.750%, Due 10/15/2030A	2,000	2,078

		55,340

Total Communications		165,343

Consumer, Cyclical - 2.2%
Airlines - 0.8%
American Airlines Pass-Through Trust, 3.350%, Due 4/15/2031, 2017-2, AA	8,911	8,569
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, Due 4/20/2029A	5,000	5,045
AS Mileage Plan IP Ltd., 5.021%, Due 10/20/2029A	40,000	39,884
JetBlue Pass-Through Trust, 4.000%, Due 5/15/2034, 2020-1, A	21,166	20,053

		73,551

Auto Manufacturers - 0.2%
General Motors Financial Co., Inc., 5.625%, Due 4/4/2032	5,000	5,197
Toyota Motor Credit Corp., 4.650%, Due 9/3/2032	10,000	10,096

		15,293

Auto Parts & Equipment - 0.0%
Clarios Global LP/Clarios U.S. Finance Co., 6.750%, Due 9/15/2032A	4,000	4,093

Entertainment - 0.2%
Light & Wonder International, Inc., 6.250%, Due 10/1/2033A	5,000	4,978
Warnermedia Holdings, Inc., 4.279%, Due 3/15/2032	10,000	9,159

		14,137

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.0% (continued)
Consumer, Cyclical - 2.2% (continued)
Home Furnishings - 0.1%
Somnigroup International, Inc., 3.875%, Due 10/15/2031A	$6,000	$5,544

Housewares - 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.500%, Due 10/15/2029A	6,000	4,199

Leisure Time - 0.5%
NCL Corp. Ltd., 6.750%, Due 2/1/2032A	6,000	6,165
Royal Caribbean Cruises Ltd., 5.625%, Due 9/30/2031A	25,000	25,471
Viking Cruises Ltd., 5.875%, Due 10/15/2033A	5,000	5,083
Viking Ocean Cruises Ship VII Ltd., 5.625%, Due 2/15/2029A	5,000	4,995

		41,714

Lodging - 0.1%
Station Casinos LLC, 6.625%, Due 3/15/2032A	6,000	6,098

Retail - 0.3%
LCM Investments Holdings II LLC, 8.250%, Due 8/1/2031A	6,000	6,313
Lithia Motors, Inc., 5.500%, Due 10/1/2030A	22,000	22,038

		28,351

Total Consumer, Cyclical		192,980

Consumer, Non-Cyclical - 3.7%
Beverages - 0.7%
Coca-Cola Co., 5.300%, Due 5/13/2054	15,000	14,928
Constellation Brands, Inc., 4.950%, Due 11/1/2035	15,000	14,766
PepsiCo, Inc., 1.625%, Due 5/1/2030	30,000	27,055

		56,749

Biotechnology - 0.1%
Amgen, Inc., 2.300%, Due 2/25/2031	10,000	9,034

Commercial Services - 1.1%
AMN Healthcare, Inc., 6.500%, Due 1/15/2031A	5,000	5,012
Block, Inc.,
6.500%, Due 5/15/2032	6,000	6,225
6.000%, Due 8/15/2033A	8,000	8,180
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	14,175
Northwestern University, 4.643%, Due 12/1/2044	5,000	4,764
Rollins, Inc., 5.250%, Due 2/24/2035	15,000	15,254
Valvoline, Inc., 3.625%, Due 6/15/2031A	30,000	27,371
Verisk Analytics, Inc., 4.500%, Due 8/15/2030	15,000	15,068

		96,049

Cosmetics/Personal Care - 0.1%
Prestige Brands, Inc., 3.750%, Due 4/1/2031A	9,000	8,350

Food - 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
5.875%, Due 2/15/2028A	24,000	24,030
5.750%, Due 3/31/2034A	5,000	5,022
Mars, Inc., 5.200%, Due 3/1/2035A	10,000	10,264
Post Holdings, Inc., 6.250%, Due 2/15/2032A	7,000	7,195

		46,511

Health Care - Services - 0.4%
Cigna Group, 4.875%, Due 9/15/2032	15,000	15,136
Quest Diagnostics, Inc., 5.000%, Due 12/15/2034	10,000	10,100
Radiology Partners, Inc., 8.500%, Due 7/15/2032A	6,000	6,240

		31,476

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.0% (continued)
Consumer, Non-Cyclical - 3.7% (continued)
Pharmaceuticals - 0.8%
BellRing Brands, Inc., 7.000%, Due 3/15/2030A	$7,000	$7,218
Cardinal Health, Inc., 5.350%, Due 11/15/2034	20,000	20,588
Eli Lilly & Co., 4.550%, Due 10/15/2032	15,000	15,144
McKesson Corp., 5.250%, Due 5/30/2035	10,000	10,326
Sanofi SA, 4.200%, Due 11/3/2032	15,000	14,890

		68,166

Total Consumer, Non-Cyclical		316,335

Energy - 1.7%
Oil & Gas - 0.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, Due 9/1/2032A	8,000	8,222
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	15,000	15,193
HF Sinclair Corp., 5.750%, Due 1/15/2031	15,000	15,537
Pioneer Natural Resources Co., 1.900%, Due 8/15/2030	15,000	13,510
Sunoco LP, 5.875%, Due 3/15/2034A	3,000	3,000
WBI Operating LLC, 6.250%, Due 10/15/2030A	6,000	5,994

		61,456

Pipelines - 1.0%
CNX Midstream Partners LP, 4.750%, Due 4/15/2030A	5,000	4,786
Energy Transfer LP, 5.700%, Due 4/1/2035	15,000	15,458
Harvest Midstream I LP, 7.500%, Due 9/1/2028A	13,000	13,143
MPLX LP, 5.400%, Due 4/1/2035	10,000	10,061
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	20,000	20,046
Venture Global LNG, Inc., 8.375%, Due 6/1/2031A	6,000	6,160
Western Midstream Operating LP, 7.250%, Due 4/1/2030A	6,000	6,392
Williams Cos., Inc., 4.625%, Due 6/30/2030	10,000	10,074

		86,120

Total Energy		147,576

Financial - 12.7%
Banks - 4.3%
Associated Banc-Corp., 6.455%, Due 8/29/2030, (1 day USD SOFR + 3.030%)B	15,000	15,557
Bank of America Corp.,
3.419%, Due 12/20/2028, (3 mo. USD Term SOFR + 1.302%)B	15,000	14,768
3.970%, Due 3/5/2029, (3 mo. USD Term SOFR + 1.332%)B	10,000	9,960
4.271%, Due 7/23/2029, (3 mo. USD Term SOFR + 1.572%)B	10,000	10,037
5.518%, Due 10/25/2035, (1 day USD SOFR + 1.738%)B	10,000	10,252
Bank of New York Mellon Corp.,
6.317%, Due 10/25/2029, (1 day USD SOFR + 1.598%)B	10,000	10,632
4.942%, Due 2/11/2031, (1 day USD SOFR + 0.887%)B	10,000	10,271
Citigroup, Inc.,
4.000%, Due 12/10/2025, W, (5 yr. CMT + 3.597%)B C	25,000	24,950
3.057%, Due 1/25/2033, (1 day USD SOFR + 1.351%)B	10,000	9,137
6.174%, Due 5/25/2034, (1 day USD SOFR + 2.661%)B	10,000	10,620
First Horizon Bank, 5.750%, Due 5/1/2030	15,000	15,510
Goldman Sachs Group, Inc.,
2.640%, Due 2/24/2028, (1 day USD SOFR + 1.114%)B	10,000	9,804
1.992%, Due 1/27/2032, (1 day USD SOFR + 1.090%)B	10,000	8,843
5.016%, Due 10/23/2035, (1 day USD SOFR + 1.420%)B	10,000	10,068
Huntington National Bank, 5.650%, Due 1/10/2030	10,000	10,450
JPMorgan Chase & Co.,
5.140%, Due 1/24/2031, (1 day USD SOFR + 1.010%)B	15,000	15,498
5.766%, Due 4/22/2035, (1 day USD SOFR + 1.490%)B	10,000	10,665
4.810%, Due 10/22/2036, (1 day USD SOFR + 1.190%)B	15,000	14,952
Morgan Stanley,
1.512%, Due 7/20/2027, (1 day USD SOFR + 0.858%)B	10,000	9,809
5.466%, Due 1/18/2035, (1 day USD SOFR + 1.730%)B	10,000	10,401
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)B	5,000	4,364

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.0% (continued)
Financial - 12.7% (continued)
Banks - 4.3% (continued)
PNC Financial Services Group, Inc.,
4.812%, Due 10/21/2032, (1 day USD SOFR + 1.259%)B	$5,000	$5,073
5.939%, Due 8/18/2034, (1 day USD SOFR + 1.946%)B	10,000	10,731
5.373%, Due 7/21/2036, (1 day USD SOFR + 1.417%)B	10,000	10,273
Regions Financial Corp., 5.722%, Due 6/6/2030, (1 day USD SOFR + 1.490%)B	10,000	10,394
State Street Corp., 4.675%, Due 10/22/2032, (1 day USD SOFR + 1.050%)B	10,000	10,122
Truist Bank, 4.632%, Due 9/17/2029, (5 yr. CMT + 1.150%)B	20,000	20,060
Truist Financial Corp., 5.071%, Due 5/20/2031, (1 day USD SOFR + 1.309%)B	15,000	15,354
Wells Fargo & Co.,
3.900%, Due 3/15/2026, BB, (5 yr. CMT + 3.453%)B C	24,000	23,822
5.574%, Due 7/25/2029, (1 day USD SOFR + 1.740%)B	10,000	10,350
5.605%, Due 4/23/2036, (1 day USD SOFR + 1.740%)B	10,000	10,509

		373,236

Diversified Financial Services - 3.1%
Ally Financial, Inc., 4.700%, Due 5/15/2026, B, (5 yr. CMT + 3.868%)B C	20,000	19,583
American Express Co., 5.667%, Due 4/25/2036, (1 day USD SOFR + 1.790%)B	5,000	5,281
Blackstone Holdings Finance Co. LLC, 2.550%, Due 3/30/2032A	25,000	22,105
Burford Capital Global Finance LLC, 7.500%, Due 7/15/2033A	28,000	27,644
Capital One Financial Corp.,
5.268%, Due 5/10/2033, (1 day USD SOFR + 2.370%)B	10,000	10,210
6.377%, Due 6/8/2034, (1 day USD SOFR + 2.860%)B	5,000	5,412
6.051%, Due 2/1/2035, (1 day USD SOFR + 2.260%)B	10,000	10,603
6.183%, Due 1/30/2036, (1 day USD SOFR + 2.036%)B	10,000	10,422
Charles Schwab Corp.,
4.000%, Due 6/1/2026, I, (5 yr. CMT + 3.168%)B C	25,000	24,772
5.853%, Due 5/19/2034, (1 day USD SOFR + 2.500%)B	10,000	10,698
CME Group, Inc., 4.400%, Due 3/15/2030	10,000	10,120
Encore Capital Group, Inc., 6.625%, Due 4/15/2031A	6,000	5,954
Jefferson Capital Holdings LLC, 8.250%, Due 5/15/2030A	16,000	16,588
LPL Holdings, Inc., 5.200%, Due 3/15/2030	5,000	5,107
OneMain Finance Corp., 6.125%, Due 5/15/2030	5,000	5,059
Osaic Holdings, Inc., 8.000%, Due 8/1/2033A	5,000	5,130
PennyMac Financial Services, Inc., 6.750%, Due 2/15/2034A	8,000	8,200
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	20,000	15,030
Rocket Cos., Inc., 6.125%, Due 8/1/2030A	5,000	5,158
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	14,592
Stonex Escrow Issuer LLC, 6.875%, Due 7/15/2032A	25,000	25,865
StoneX Group, Inc., 7.875%, Due 3/1/2031A	2,000	2,118

		265,651

Insurance - 2.6%
ACE Capital Trust II, 9.700%, Due 4/1/2030	20,000	24,091
Acrisure LLC/Acrisure Finance, Inc.,
6.000%, Due 8/1/2029A	10,000	9,900
7.500%, Due 11/6/2030A	10,000	10,343
Aon Corp./Aon Global Holdings PLC, 2.050%, Due 8/23/2031	5,000	4,398
Aon North America, Inc., 5.450%, Due 3/1/2034	10,000	10,419
HUB International Ltd., 5.625%, Due 12/1/2029A	35,000	34,895
Marsh & McLennan Cos., Inc., 2.375%, Due 12/15/2031	10,000	8,903
NMI Holdings, Inc., 6.000%, Due 8/15/2029	15,000	15,466
Old Republic International Corp.,
5.750%, Due 3/28/2034	15,000	15,614
3.850%, Due 6/11/2051	15,000	11,027
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031A	15,000	15,502
Prudential Financial, Inc., 6.000%, Due 9/1/2052, (5 yr. CMT + 3.234%)B	29,000	30,184
Ryan Specialty LLC, 5.875%, Due 8/1/2032A	20,000	20,334
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	20,000	13,865

		224,941

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.0% (continued)
Financial - 12.7% (continued)
Investment Companies - 0.2%
HA Sustainable Infrastructure Capital, Inc., 6.150%, Due 1/15/2031	$10,000	$10,207
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, Due 6/15/2026A	4,000	3,960

		14,167

Private Equity - 0.2%
KKR & Co., Inc., 5.100%, Due 8/7/2035	15,000	14,968

Real Estate - 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.750%, Due 4/15/2030A	1,000	1,088
Howard Hughes Corp., 5.375%, Due 8/1/2028A	10,000	9,983

		11,071

REITS - 2.2%
Agree LP, 2.600%, Due 6/15/2033	5,000	4,308
American Homes 4 Rent LP, 2.375%, Due 7/15/2031	10,000	8,872
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	13,493
Extra Space Storage LP, 2.200%, Due 10/15/2030	10,000	8,963
GLP Capital LP/GLP Financing II, Inc., 3.250%, Due 1/15/2032	15,000	13,464
Healthcare Realty Holdings LP, 3.625%, Due 1/15/2028	25,000	24,590
Invitation Homes Operating Partnership LP, 4.150%, Due 4/15/2032	10,000	9,675
Iron Mountain, Inc., 5.250%, Due 7/15/2030A	17,000	16,921
Kimco Realty OP LLC, 3.200%, Due 4/1/2032	5,000	4,627
Millrose Properties, Inc., 6.250%, Due 9/15/2032A	5,000	5,024
Regency Centers LP, 3.700%, Due 6/15/2030	20,000	19,526
Rexford Industrial Realty LP,
2.125%, Due 12/1/2030	15,000	13,400
2.150%, Due 9/1/2031	10,000	8,724
RHP Hotel Properties LP/RHP Finance Corp., 6.500%, Due 6/15/2033A	6,000	6,193
Starwood Property Trust, Inc., 7.250%, Due 4/1/2029A	15,000	15,798
UDR, Inc., 1.900%, Due 3/15/2033	15,000	12,363

		185,941

Total Financial		1,089,975

Industrial - 1.5%
Aerospace/Defense - 0.6%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029A	4,000	4,130
L3Harris Technologies, Inc., 5.250%, Due 6/1/2031	15,000	15,611
Spirit AeroSystems, Inc., 9.375%, Due 11/30/2029A	13,000	13,652
TransDigm, Inc., 7.125%, Due 12/1/2031A	16,000	16,693

		50,086

Building Materials - 0.2%
CRH America Finance, Inc., 4.400%, Due 2/9/2031	10,000	9,989
JH North America Holdings, Inc., 5.875%, Due 1/31/2031A	4,000	4,074
New Enterprise Stone & Lime Co., Inc.,
5.250%, Due 7/15/2028A	3,000	2,987
9.750%, Due 7/15/2028A	3,000	3,001

		20,051

Environmental Control - 0.2%
GFL Environmental, Inc., 6.750%, Due 1/15/2031A	20,000	20,923

Machinery - Diversified - 0.2%
AGCO Corp., 5.800%, Due 3/21/2034	15,000	15,624

Packaging & Containers - 0.1%
Ball Corp., 5.500%, Due 9/15/2033	4,000	4,048
Crown Americas LLC, 5.875%, Due 6/1/2033A	6,000	6,081

		10,129

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.0% (continued)
Industrial - 1.5% (continued)
Transportation - 0.1%
Burlington Northern Santa Fe LLC, 4.900%, Due 4/1/2044	$10,000	$9,498

Trucking & Leasing - 0.1%
FTAI Aviation Investors LLC, 7.875%, Due 12/1/2030A	6,000	6,376

Total Industrial		132,687

Technology - 1.8%
Computers - 1.0%
Accenture Capital, Inc., 4.500%, Due 10/4/2034	10,000	9,860
Apple, Inc., 4.750%, Due 5/12/2035	25,000	25,551
CACI International, Inc., 6.375%, Due 6/15/2033A	4,000	4,159
Gartner, Inc., 3.750%, Due 10/1/2030A	25,000	23,652
Genpact Luxembourg SARL/Genpact USA, Inc., 6.000%, Due 6/4/2029	15,000	15,634
Science Applications International Corp., 4.875%, Due 4/1/2028A	4,000	3,969

		82,825

Semiconductors - 0.3%
Amkor Technology, Inc., 5.875%, Due 10/1/2033A	6,000	6,104
Broadcom, Inc., 3.469%, Due 4/15/2034	15,000	13,739
Qorvo, Inc., 3.375%, Due 4/1/2031A	2,000	1,844

		21,687

Software - 0.5%
CoreWeave, Inc., 9.250%, Due 6/1/2030A	6,000	6,058
Fair Isaac Corp., 6.000%, Due 5/15/2033A	4,000	4,072
Fiserv, Inc., 5.625%, Due 8/21/2033	5,000	5,159
Oracle Corp., 3.950%, Due 3/25/2051	15,000	10,694
Paychex, Inc., 5.100%, Due 4/15/2030	10,000	10,282
Take-Two Interactive Software, Inc., 4.000%, Due 4/14/2032	10,000	9,641

		45,906

Total Technology		150,418

Utilities - 4.4%
Electric - 4.3%
AEP Texas, Inc., 5.850%, Due 10/15/2055	15,000	14,992
Calpine Corp., 4.500%, Due 2/15/2028A	13,000	12,968
CenterPoint Energy Houston Electric LLC, 4.950%, Due 4/1/2033	10,000	10,193
Cleco Securitization I LLC, 4.646%, Due 9/1/2044, A-2	10,000	9,658
Dominion Energy, Inc., 5.375%, Due 11/15/2032	10,000	10,401
DTE Electric Co., 5.200%, Due 4/1/2033	10,000	10,405
Duke Energy Carolinas NC Storm Funding II LLC, 5.070%, Due 1/1/2048, A-2	30,000	30,146
Duke Energy Ohio, Inc., 2.125%, Due 6/1/2030	15,000	13,730
Duke Energy Progress NC Storm Funding II LLC, 4.890%, Due 1/1/2048, A-1	10,000	10,003
Duke Energy Progress SC Storm Funding LLC, 5.404%, Due 3/1/2046, A	4,751	4,880
Eversource Energy, 5.850%, Due 4/15/2031	20,000	21,132
Lightning Power LLC, 7.250%, Due 8/15/2032A	9,000	9,533
National Rural Utilities Cooperative Finance Corp., 4.950%, Due 2/7/2030	10,000	10,292
OGE Energy Corp., 5.450%, Due 5/15/2029	10,000	10,384
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, Due 8/15/2028A	25,000	24,376
PECO Energy Co., 4.375%, Due 8/15/2052	15,000	12,726
PG&E Recovery Funding LLC,
5.231%, Due 6/1/2042, A-2	10,000	10,287
5.536%, Due 7/15/2049, A-3	10,000	10,163

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.0% (continued)
Utilities - 4.4% (continued)
Electric - 4.3% (continued)
PG&E Wildfire Recovery Funding LLC,
4.377%, Due 6/3/2041, A-3	$5,000	$4,762
5.081%, Due 6/1/2043, A-3	5,000	5,057
4.451%, Due 12/1/2049, A-4	30,000	27,100
4.674%, Due 12/1/2053, A-5	25,000	22,549
PPL Capital Funding, Inc., 5.250%, Due 9/1/2034	15,000	15,379
Public Service Co. of Oklahoma, 5.250%, Due 1/15/2033	5,000	5,136
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	10,000	10,385
SCE Recovery Funding LLC,
2.943%, Due 11/15/2044, A-2	5,000	4,167
5.112%, Due 12/14/2049, A-2	5,000	4,864
Talen Energy Supply LLC, 8.625%, Due 6/1/2030A	20,000	21,223
XPLR Infrastructure Operating Partners LP, 8.625%, Due 3/15/2033A	17,000	17,837

		374,728

Gas - 0.1%
Southern Co. Gas Capital Corp., 3.950%, Due 10/1/2046	10,000	8,009

Total Utilities		382,737

Total Corporate Obligations (Cost $2,546,503)		2,584,056

FOREIGN CORPORATE OBLIGATIONS - 3.1%
Basic Materials - 0.2%
Mining - 0.2%
Fortescue Treasury Pty. Ltd., 5.875%, Due 4/15/2030A	8,000	8,254
Taseko Mines Ltd., 8.250%, Due 5/1/2030A	11,000	11,630

		19,884

Total Basic Materials		19,884

Energy - 1.0%
Oil & Gas - 0.6%
Parkland Corp., 6.625%, Due 8/15/2032A	15,000	15,314
Petrobras Global Finance BV, 5.125%, Due 9/10/2030	10,000	9,865
Shelf Drilling Holdings Ltd., 9.625%, Due 4/15/2029A	11,000	11,545
TotalEnergies Capital SA, 5.488%, Due 4/5/2054	10,000	9,846
Vermilion Energy, Inc., 7.250%, Due 2/15/2033A	6,000	5,540

		52,110

Pipelines - 0.4%
Golar LNG Ltd., 7.500%, Due 10/2/2030A	10,000	9,885
Northriver Midstream Finance LP, 6.750%, Due 7/15/2032A	7,000	7,133
South Bow USA Infrastructure Holdings LLC, 5.026%, Due 10/1/2029	15,000	15,153

		32,171

Total Energy		84,281

Financial - 1.8%
Banks - 0.8%
Bank of Montreal, 3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	9,832
Bank of Nova Scotia, 4.740%, Due 11/10/2032, (1 day USD SOFR + 1.440%)B	10,000	10,113
Barclays PLC, 8.000%, Due 3/15/2029, (5 yr. CMT + 5.431%)B C	15,000	15,965
Canadian Imperial Bank of Commerce, 4.857%, Due 3/30/2029, (1 day USD SOFR + 1.030%)B	10,000	10,152
Royal Bank of Canada, 4.650%, Due 10/18/2030, (1 day USD SOFR Index + 1.080%)B	10,000	10,122
Toronto-Dominion Bank, 4.928%, Due 10/15/2035	10,000	10,021

		66,205

Diversified Financial Services - 0.8%
GGAM Finance Ltd., 8.000%, Due 6/15/2028A	41,000	43,486
goeasy Ltd., 6.875%, Due 2/15/2031A	5,000	4,886
Macquarie Airfinance Holdings Ltd., 5.150%, Due 3/17/2030A	10,000	10,119
Phoenix Aviation Capital Ltd., 9.250%, Due 7/15/2030A	7,000	7,374

		65,865

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 3.1% (continued)
Financial - 1.8% (continued)
Insurance - 0.1%
Jones Deslauriers Insurance Management, Inc., 6.875%, Due 10/1/2033A	$10,000	$9,907

Private Equity - 0.1%
Brookfield Finance, Inc., 6.350%, Due 1/5/2034	10,000	10,889

Total Financial		152,866

Industrial - 0.1%
Transportation - 0.1%
Seaspan Corp., 5.500%, Due 8/1/2029A	10,000	9,631

Total Foreign Corporate Obligations (Cost $259,577)		266,662

ASSET-BACKED OBLIGATIONS - 9.9%
Aqua Finance Trust, 3.140%, Due 7/16/2040, 2019-A AA	35,627	34,735
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020-1A AA	8,478	8,096
Carmax Auto Owner Trust, 4.080%, Due 6/16/2031, 2025-4 A4	25,000	24,930
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021-N3 D	2,102	2,039
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003-1 M2	55,521	55,608
Citicorp Residential Mortgage Trust, 6.546%, Due 3/25/2037, 2007-1 A5	826	822
CLI Funding VI LLC, 2.070%, Due 10/18/2045, 2020-3A AA	9,107	8,574
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022-1A AA	10,372	9,613
Conseco Finance Corp., 7.220%, Due 3/15/2028, 1997-1 M1D	7,275	7,305
CPS Auto Receivables Trust, 5.650%, Due 5/15/2028, 2024-A BA	9,971	9,990
DB Master Finance LLC, 2.493%, Due 11/20/2051, 2021-1A A2IIA	4,813	4,529
Dell Equipment Finance Trust, 4.990%, Due 8/22/2030, 2024-2 CA	20,000	20,139
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021-4A D	9,235	9,180
FHF Issuer Trust,
4.940%, Due 11/15/2030, 2024-3A A2A	14,488	14,408
4.920%, Due 2/15/2031, 2025-1A A2A	8,778	8,731
Finance of America Structured Securities Trust,
6.500%, Due 4/25/2073, 2023-S2 A3A	64,155	65,004
3.500%, Due 7/25/2075, 2025-S2 A3A	49,818	48,327
GSAMP Trust, 5.421%, Due 7/25/2033, 2003-SEA2 A1	41,588	41,174
Hyundai Auto Receivables Trust,
1.660%, Due 6/15/2028, 2021-C C	15,000	14,855
4.920%, Due 7/15/2032, 2025-B C	25,000	25,430
JP Morgan Mortgage Trust, 5.666%, Due 5/25/2055, 2025-CES1 A1A D	27,710	27,908
Mercedes-Benz Auto Lease Trust, 4.610%, Due 4/16/2029, 2025-A A3	10,000	10,117
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005-1 B	11,119	11,165
5.787%, Due 10/15/2040, 2006-1 AA	23,646	23,744
8.311%, Due 10/15/2040, 2006-1 BA	10,998	11,300
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	10,373	10,357
MMAF Equipment Finance LLC, 4.950%, Due 7/14/2031, 2024-A A3A	10,000	10,145
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016-AA A2AA	2,533	2,531
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018-DA A2AA	4,961	4,925
5.197%, Due 12/15/2059, 2019-D A2B, (1 mo. USD Term SOFR + 1.164%)A B	6,426	6,406
5.510%, Due 10/15/2071, 2023-A AA	6,654	6,828
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019-BA A2AA	8,660	8,511
Nissan Auto Lease Trust, 4.750%, Due 3/15/2028, 2025-A A3	15,000	15,180
RCKT Mortgage Trust,
6.147%, Due 6/25/2044, 2024-CES4 A1AA	35,753	36,153
5.313%, Due 11/25/2055, 2025-CES10 A3A	45,000	44,856
Retained Vantage Data Centers Issuer LLC, 4.992%, Due 9/15/2049, 2024-1A A2A	25,000	24,999
Santander Drive Auto Receivables Trust,
1.670%, Due 10/15/2027, 2021-4 D	4,947	4,926
4.870%, Due 5/15/2031, 2025-2 B	25,000	25,159
4.680%, Due 9/15/2031, 2025-3 C	35,000	35,057
Sierra Timeshare Receivables Funding LLC, 1.340%, Due 11/20/2037, 2021-1A BA	3,839	3,820
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017-B A2AA	1,456	1,448

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 9.9% (continued)
SMB Private Education Loan Trust, (continued)
1.290%, Due 7/15/2053, 2020-B A1AA	$5,641	$5,371
SoFi Professional Loan Program LLC, 1.030%, Due 8/17/2043, 2021-A AFXA	9,271	8,169
Synchrony Card Issuance Trust, 4.780%, Due 2/15/2031, 2025-A1 A	30,000	30,507
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIA	19,650	18,221
Triton Container Finance VIII LLC, 1.860%, Due 3/20/2046, 2021-1A AA	12,208	11,293
Vantage Data Centers Issuer LLC, 2.165%, Due 10/15/2046, 2021-1A A2A	20,000	19,498
Wendy’s Funding LLC, 3.884%, Due 3/15/2048, 2018-1A A2IIA	4,611	4,545
Westlake Automobile Receivables Trust, 4.920%, Due 11/15/2029, 2024-3A CA	15,000	15,083

Total Asset-Backed Obligations (Cost $841,195)		851,711

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.3%
Bear Stearns ARM Trust, 4.879%, Due 2/25/2035, 2004-12 2A1D	6,486	6,379
Bear Stearns Asset-Backed Securities Trust, 5.250%, Due 10/25/2033, 2003-AC5 A5	29,816	29,727
Brean Asset-Backed Securities Trust,
1.750%, Due 10/25/2061, 2021-RM2 AA D	36,593	35,604
4.500%, Due 5/25/2064, 2024-RM8 A1A	38,824	38,086
5.000%, Due 1/25/2065, 2025-RM10 A1A	48,027	47,688
Chase Mortgage Finance Corp.,
3.750%, Due 12/25/2045, 2016-SH2 M2A D	11,457	10,763
3.750%, Due 12/25/2045, 2016-SH2 M3A D	23,285	21,698
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	13,761	13,780
Finance of America Structured Securities Trust,
3.500%, Due 9/25/2055, 2025-S3 A3A	49,492	47,949
3.500%, Due 11/25/2074, 2024-S4 A3A	47,724	46,066
6.000%, Due 5/25/2075, 2025-PC1 M1A	75,000	74,637
Government National Mortgage Association REMICS, 5.193%, Due 6/20/2045, 2023-32 WD	16,676	17,154
GreenPoint Mortgage Pass-Through Certificates, 7.044%, Due 10/25/2033, 2003-1 A1D	14,843	14,574
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021-INV2 A2A D	30,990	26,008
2.500%, Due 7/25/2052, 2022-1 A3A D	42,483	35,654
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016-2A A1A D	23,386	22,735
5.156%, Due 1/25/2048, 2018-4A B1, (1 mo. USD Term SOFR + 1.164%)A B	56,103	56,164
5.390%, Due 11/25/2054, 2014-3A B3A D	15,946	15,889
4.000%, Due 3/25/2057, 2017-2A A3A D	29,787	28,968
4.250%, Due 9/25/2059, 2019-6A B2A D	67,330	65,695
NRM FHT1 Excess Owner LLC, 6.545%, Due 3/25/2032, 2025-FHT1 AA	44,414	44,800
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	26,116	26,114
RCKT Mortgage Trust, 6.902%, Due 6/25/2043, 2023-CES1 M1A D	151,000	151,726
RFMSI Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	10,723	10,429
Towd Point Mortgage Trust, 4.579%, Due 10/25/2064, 2024-5 A1BA D	42,534	42,368
WaMu Mortgage Pass-Through Certificates Trust, 5.650%, Due 8/25/2033, 2003-AR7 A7D	41,302	41,084

Total Collateralized Mortgage Obligations (Cost $977,368)		971,739

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.2%
Bank, 3.265%, Due 9/15/2060, 2017-BNK7 ASB	15,420	15,274
BBCMS Mortgage Trust,
5.576%, Due 7/15/2056, 2023-C20 A5	20,000	21,014
6.000%, Due 9/15/2056, 2023-C21 A5D	15,000	16,163
5.403%, Due 9/15/2057, 2024-C28 A5	20,000	20,916
5.586%, Due 7/15/2058, 2025-C35 A5D	10,000	10,559
5.930%, Due 2/15/2062, 2025-C32 AS	15,000	15,815
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	24,970
1.978%, Due 12/17/2053, 2020-B21 A5	10,000	8,806
2.254%, Due 12/17/2053, 2020-B21 AS	10,000	8,716
BX Trust,
3.202%, Due 12/9/2041, 2019-OC11 AA	15,000	14,197

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.2% (continued)
BX Trust, (continued)
3.856%, Due 12/9/2041, 2019-OC11 CA	$10,000	$9,543
COMM Mortgage Trust, 2.950%, Due 8/15/2057, 2019-GC44 A5	10,000	9,470
DC Office Trust, 3.072%, Due 9/15/2045, 2019-MTC DA D	10,000	8,495
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
1.566%, Due 9/25/2030, K119 A2	10,000	8,919
2.481%, Due 7/25/2034, K-1514 A1	12,851	11,903
1.238%, Due 1/25/2035, K-1516 A1	48,078	41,202
Federal National Mortgage Association-ACES,
3.560%, Due 9/25/2028, 2019-M1 A2D	19,123	18,921
1.714%, Due 7/25/2031, 2021-M17 A2D	10,000	8,778
4.400%, Due 7/25/2033, 2023-M5 A2D	15,000	15,027
1.740%, Due 3/25/2035, 2020-M23 A3	10,000	8,140
FREMF Mortgage Trust, 3.996%, Due 12/25/2050, 2018-K72 BA D	20,000	19,757
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018-SB45 A10FD	7,367	7,222
5.122%, Due 7/25/2038, 2018-SB55 A5H, (30 day USD SOFR Average + 0.814%)B	6,308	6,286
Morgan Stanley Bank of America Merrill Lynch Trust, 2.840%, Due 11/15/2049, 2016-C31 A4	12,666	12,526
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018-2 AA D	9,246	9,054
4.120%, Due 3/25/2049, 2019-1 M3A D	17,482	16,168
6.650%, Due 6/25/2054, 2024-3 AA D	73,466	74,577
5.670%, Due 4/25/2055, 2025-2 AA D	92,310	92,898

Total Commercial Mortgage-Backed Obligations (Cost $541,001)		535,316

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.8%
Federal Home Loan Mortgage Corp.,
3.000%, Due 7/1/2042	23,406	21,865
3.500%, Due 9/1/2046	29,189	27,631
3.000%, Due 5/1/2047	42,881	39,259
3.500%, Due 9/1/2048	82,338	77,956
3.000%, Due 11/1/2049	22,618	20,524

		187,235

Federal National Mortgage Association,
4.500%, Due 7/1/2031	11,143	11,213
2.500%, Due 4/1/2037	27,707	25,910
2.500%, Due 12/1/2037	29,283	27,365
2.000%, Due 11/1/2040	42,688	37,260
2.500%, Due 2/1/2042	31,796	28,570
2.000%, Due 3/1/2042	22,298	19,382
2.500%, Due 4/1/2042	37,406	33,219
3.000%, Due 6/1/2042	38,706	35,937
4.000%, Due 2/1/2043	22,485	22,015
5.000%, Due 6/1/2043	21,767	22,199
6.000%, Due 10/1/2043	37,323	38,435
4.000%, Due 12/1/2043	11,026	10,772
4.000%, Due 3/1/2046	20,965	20,527
2.500%, Due 12/1/2046	27,529	24,075
3.000%, Due 12/1/2046	23,779	21,671
3.000%, Due 1/1/2048	33,743	30,764
3.000%, Due 2/1/2048	18,312	16,746
3.000%, Due 8/1/2048	38,328	34,751

		460,811

Government National Mortgage Association, 3.500%, Due 4/20/2046	28,042	26,209

Total U.S. Agency Mortgage-Backed Obligations (Cost $686,016)		674,255

U.S. TREASURY OBLIGATIONS - 25.7%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	221,000	151,316
3.875%, Due 2/15/2043	39,000	35,697
2.500%, Due 2/15/2045	160,000	115,869
4.750%, Due 2/15/2045	59,000	59,820

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 25.7% (continued)
U.S. Treasury Bonds, (continued)
4.875%, Due 8/15/2045	$22,000	$22,660
3.375%, Due 11/15/2048	534,000	433,187
4.500%, Due 11/15/2054	84,000	81,693
4.750%, Due 5/15/2055	66,000	66,866

		967,108

U.S. Treasury Inflation-Indexed Notes, 1.625%, Due 4/15/2030E	50,891	51,511

U.S. Treasury Notes,
1.000%, Due 7/31/2028	34,000	31,709
2.375%, Due 3/31/2029	4,000	3,840
3.500%, Due 4/30/2030	78,000	77,397
4.125%, Due 3/31/2031	201,000	204,604
2.875%, Due 5/15/2032	180,000	169,819
4.500%, Due 11/15/2033	146,000	151,361
4.250%, Due 5/15/2035	104,000	105,397
4.250%, Due 8/15/2035	447,000	452,588

		1,196,715

Total U.S. Treasury Obligations (Cost $2,275,384)		2,215,334

MUNICIPAL OBLIGATIONS - 5.0%
Bay Area Toll Authority,
6.918%, Due 4/1/2040, Series S1	5,000	5,749
6.263%, Due 4/1/2049, Series F-2	10,000	10,733
Board of Regents of the University of Texas System, 3.354%, Due 8/15/2047, Series A	5,000	3,867
Chicago Transit Authority Sales Tax Receipts Fund, 6.200%, Due 12/1/2040, Series B	20,000	21,009
City of New York,
5.968%, Due 3/1/2036, Series G-1	10,000	10,597
5.985%, Due 12/1/2036, Series D1	5,000	5,256
5.846%, Due 6/1/2040, Series H-1	5,000	5,322
6.291%, Due 2/1/2045, Series H	15,000	15,953
5.559%, Due 10/1/2045, Series E-1	10,000	10,044
City of San Antonio Electric & Gas Systems Revenue, 5.469%, Due 2/1/2045, Series A	5,000	5,007
County of Miami-Dade Water & Sewer System Revenue, 3.490%, Due 10/1/2042, Series C	5,000	4,176
Dallas Area Rapid Transit, 2.613%, Due 12/1/2048, Series A	5,000	3,491
Dallas Fort Worth International Airport,
3.089%, Due 11/1/2040, Series C	5,000	4,131
2.843%, Due 11/1/2046, Series C	5,000	3,696
East Bay Municipal Utility District Water System Revenue, 5.874%, Due 6/1/2040	10,000	10,682
Los Angeles Community College District, 6.600%, Due 8/1/2042	5,000	5,493
Los Angeles County Public Works Financing Authority, 7.618%, Due 8/1/2040	15,000	18,005
Los Angeles Department of Water & Power, 6.574%, Due 7/1/2045	30,000	32,406
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.475%, Due 8/1/2039, Series A	25,000	24,355
Metropolitan Transportation Authority, 6.687%, Due 11/15/2040, Series C1	10,000	11,027
Metropolitan Water Reclamation District of Greater Chicago, 5.720%, Due 12/1/2038	10,000	10,520
New Jersey Transportation Trust Fund Authority, 6.561%, Due 12/15/2040, Series B	5,000	5,601
New York City Municipal Water Finance Authority,
5.952%, Due 6/15/2042	20,000	21,035
5.882%, Due 6/15/2044, Series CC	5,000	5,221
New York State Dormitory Authority, 5.600%, Due 3/15/2040, Series D	5,000	5,174
Oklahoma Development Finance Authority,
4.135%, Due 12/1/2033, Series A-1	7,787	7,728
4.714%, Due 5/1/2052	5,000	4,695
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	8,088
Port Authority of New York & New Jersey,
4.823%, Due 6/1/2045	10,000	9,338
5.310%, Due 8/1/2046, Series 182	10,000	9,921
South Carolina Student Loan Corp., 5.625%, Due 10/27/2036	10,406	10,404

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2025 (Unaudited)

	Principal Amount	Fair Value
MUNICIPAL OBLIGATIONS - 5.0% (continued)
State of California,
5.125%, Due 3/1/2038	$15,000	$15,353
4.988%, Due 4/1/2039, Series A	10,000	9,773
7.550%, Due 4/1/2039	15,000	18,331
7.600%, Due 11/1/2040	5,000	6,185
5.875%, Due 10/1/2041	15,000	15,790
5.200%, Due 3/1/2043	10,000	10,026
State of Oregon, 5.832%, Due 5/1/2045, Series B	10,000	10,537
State of Texas, 5.517%, Due 4/1/2039	5,000	5,207
Texas Natural Gas Securitization Finance Corp., 5.169%, Due 4/1/2041	10,000	10,273
Texas Water Development Board, 4.993%, Due 10/15/2054, Series B	5,000	4,778
University of Virginia, 6.200%, Due 9/1/2039	15,000	16,635

Total Municipal Obligations (Cost $426,784)		431,612

TOTAL INVESTMENTS - 99.0% (Cost $8,553,828)		8,530,685
OTHER ASSETS, NET OF LIABILITIES - 1.0%		88,262

TOTAL NET ASSETS - 100.0%		$8,618,947

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,623,116 or 30.4% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2025.

C	Perpetual maturity. The date shown, if any, is the next call date.
D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E	Inflation-Indexed Note.

CMT - Constant Maturity Treasury.

IP - Intellectual Property.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Pty. Ltd. - Proprietary Limited.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2025, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$2,584,056	$—	$2,584,056
Foreign Corporate Obligations	—	266,662	—	266,662
Asset-Backed Obligations	—	851,711	—	851,711
Collateralized Mortgage Obligations	—	971,739	—	971,739
Commercial Mortgage-Backed Obligations	—	535,316	—	535,316
U.S. Agency Mortgage-Backed Obligations	—	674,255	—	674,255
U.S. Treasury Obligations	—	2,215,334	—	2,215,334
Municipal Obligations	—	431,612	—	431,612

Total Investments in Securities - Assets	$—	$8,530,685	$—	$8,530,685

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

October 31, 2025 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

October 31, 2025 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

October 31, 2025 (Unaudited)

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.